Operating and Capital Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating and Capital Leases
Rental expense	$ 7.2	$ 5.1	$ 3.2
Property and equipment, net	7.4	8.7
Capital Leases
Year ended December 31, 2014	2.8
Year ended December 31, 2015	2.4
Year ended December 31, 2016	1.6
Year ended December 31, 2017	1.0
Year ended December 31, 2018	0.1
Total minimum lease payments	7.9
Less imputed interest	(0.4)
Present value of minimum capital lease payments	7.5
Less current portion	2.6
Long-term capital lease obligations	4.9
Operating Leases
Year ended December 31, 2014	7.5
Year ended December 31, 2015	6.9
Year ended December 31, 2016	6.2
Year ended December 31, 2017	5.3
Year ended December 31, 2018	4.4
Thereafter	5.0
Total minimum lease payments	35.3
Poll rentals	$ 7.6	$ 4.6	$ 2.0